                                  EUREKA FUNDS
                          SUPPLEMENT DATED MAY 17, 2001

               TO THE CLASS A SHARES AND CLASS B SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2001

                         TO THE TRUST SHARES PROSPECTUS
                             DATED FEBRUARY 1, 2001

REORGANIZATION OF THE EUREKA FUNDS' INVESTMENT ADVISER

         Sanwa Bank California has reorganized its investment advisory division to form Eureka Investment Advisors, Inc. (Eureka Investment Advisors), a separate, wholly owned subsidiary of Sanwa Bank California. On May 1, 2001, Eureka Investment Advisors succeeded Sanwa Bank California as the investment adviser to the Eureka Funds. The management and investment advisory personnel of Sanwa Bank California that provided investment management services to Eureka Funds continue to do so as the personnel of Eureka Investment Advisors.

UNDER THE SECTION ENTITLED "INVESTMENT MANAGEMENT - INVESTMENT ADVISER," THE FIRST PARAGRAPH IS REPLACED IN ITS ENTIRETY WITH THE FOLLOWING:

         Eureka Investment Advisors, Inc. (Eureka Investment Advisors or the Adviser), 601 S. Figueroa Street, Los Angeles, California 90017, serves as the investment adviser to each Fund, subject to the general supervision of the Board of Trustees of the Funds and, is responsible for the day-to-day management of their investment portfolios. As of May 1, 2001, Eureka Investment Advisors had approximately $1 billion in assets under management. Eureka Investment Advisors is a separate, wholly owned subsidiary of Sanwa Bank California. Sanwa Bank California is a wholly-owned subsidiary of The Sanwa Bank Limited, of Japan. Established in 1972, Sanwa Bank California provides a full range of individual and business banking services through a network of more than 100 branches and offices statewide. As of March 31, 2001 Sanwa Bank California had approximately $9 billion in assets under management.

         SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                             FOR FUTURE REFERENCE.



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                                  EUREKA FUNDS

                          SUPPLEMENT DATED MAY 17, 2001
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 2001

REORGANIZATION OF THE EUREKA FUNDS' INVESTMENT ADVISER

         Sanwa Bank California has reorganized its investment advisory division to form Eureka Investment Advisors, Inc. (Eureka Investment Advisors), a separate, wholly owned subsidiary of Sanwa Bank California. On May 1, 2001, Eureka Investment Advisors succeeded Sanwa Bank California as the investment adviser to the Eureka Funds. The management and investment advisory personnel of Sanwa Bank California that provided investment management services to Eureka Funds continue to do so as the personnel of Eureka Investment Advisors.

         All references to the Adviser now refer to Eureka Investment Advisors, Inc.

UNDER THE SECTION ENTITLED "MANAGEMENT OF THE EUREKA FUNDS - INVESTMENT ADVISER" ON PAGE 40, THE FIRST AND SECOND PARAGRAPHS ARE REPLACED IN THEIR ENTIRETY WITH THE FOLLOWING:

          Investment advisory and management services are provided to the Funds by Eureka Investment Advisors, Inc. (Eureka Investment Advisors), pursuant to an Investment Advisory Agreement.

          The Advisory Agreement provides that Eureka Investment Advisors shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Eureka Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty under the 1940 Act with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Eureka Investment Advisors in the performance of its duties, or from reckless disregard by Eureka Investment Advisors of its obligations and duties under the Advisory Agreement.

          SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENT
                OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.